OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER NON-CURRENT LIABILITIES

Other non-current liabilities consisted of the following:

	As of December 31,
	2023	2024
Long-term payments of leaseback (1)	$195,219	$270,412
Deposit	78,631	36,354
Total	$273,850	$306,766

(1)	Long-term payments of leaseback represented certain sale-and-lease back arrangements for the purpose of obtaining financing (Note 12 Accrued expenses and other liabilities).

SCHEDULE OF PAYMENTS OF LEASEBACK

As of December 31, 2024, the payments of leaseback will be due according to the following schedule:

For the fiscal years ended December 31,	Amount
2025	$1,242,154
2026	270,412
2027 and thereafter	-
Total payments of leaseback and vehicle mortgage loan	$1,512,566